Note 22 - Share Capital	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
22
       Share capital

Authorised
Unlimited number of ordinary shares of
no
par value.
Unlimited number of preference shares of
no
par value.

Issued ordinary shares
	Number of fully paid shares *	Amount

January 1,2016	10,510,232	54,569
Issued during the year	141,704	433
December 31, 2016	10,651,936	55,002
Share repurchased	(118,063)	(146)
Issued during the year	69,280	246
December 31, 2017	10,603,153	55,102
Issued during the year	—	—
December 31, 2018	10,603,153	55,102

* Amounts stated after the
1:5
share consolidation effected
June 26, 2017.